N-6	May 10, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	May 10, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
M Capital Appreciation Fund; M Financial Investment Advisers, Inc.	1.00%
M Large Cap Growth Fund; M Financial Investment Advisers, Inc.	0.76%
M International Equity Fund; M Financial Investment Advisers, Inc.	0.68%
M Large Cap Value Fund; M Financial Investment Advisers, Inc.	0.63%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
M Capital Appreciation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	M Financial Investment Advisers, Inc.
Current Expenses [Percent]	1.00%
M International Equity Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M International Equity Fund
Portfolio Company Adviser [Text Block]	M Financial Investment Advisers, Inc.
Current Expenses [Percent]	0.68%
M Large Cap Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	M Financial Investment Advisers, Inc.
Current Expenses [Percent]	0.76%
M Large Cap Value Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Large Cap Value Fund
Portfolio Company Adviser [Text Block]	M Financial Investment Advisers, Inc.
Current Expenses [Percent]	0.63%